Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
As of the date of this proxy statement, it is our policy not to grant stock options (including stock appreciation rights and similar awards with option-like features) in a manner that would establish the exercise price of the options based on trading prices occurring before the dissemination of material non-public information known to us at the time our compensation committee takes action to make the grant. Subject to the foregoing, it is our policy not to time the disclosure of material non-public information for the purpose of affecting the exercise price of options. In addition, it is our policy not to grant stock options in a manner that would establish the exercise price of the options based on trading prices occurring during periods when we presume to have material non-public information about KVH, including (a) during “blackout periods” established under our securities trading policy (each, a “Blackout Period”) or (b) during the period beginning four business days before, and ending one business day after, the anticipated (or, if later, actual) filing or furnishing of a report on Form 10-K, 10-Q or 8-K that discloses material non-public information (other than a report on Form 8-K disclosing a material new option grant under Item 5.02(e)) (each, a “Filing Window”). These restrictions do not apply to awards of restricted stock, restricted stock units or other types of awards that do not have an exercise price related to the market price of our common stock on the date of grant. Our compensation committee has the discretion to waive the application of these policies to particular facts and circumstances.
Our executive officers are not permitted to choose the grant date for their individual stock option grants. Stock option grants to our employees, including our executive officers, and our directors are generally made annually at a meeting of the compensation committee that is held during the first quarter of each year. The grants are generally effective on the date of the meeting. However, if the meeting occurs during a Blackout Period or a Filing Window, the stock option grants will not be effective until the close of trading on the first full business day after the disclosure of the relevant quarterly earnings release or other material non-public information, unless such day is within a Filing Window, in which case such grants will not be effective until the close of trading on the first full business day after the filing or furnishing of the applicable report with the SEC.
During 2025, we did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
During 2025, the following stock options were awarded to our named executive officers with an effective grant date during a period beginning four business days before the filing or furnishing of a report on Form 10-K, 10-Q or 8-K that disclosed material nonpublic information (other than a report on Form 8-K that disclosed a material new option grant under Item 5.02(e)), and ending one business day after the filing or furnishing of that report:

Award Timing Method	Stock option grants to our employees, including our executive officers, and our directors are generally made annually at a meeting of the compensation committee that is held during the first quarter of each year. The grants are generally effective on the date of the meeting. However, if the meeting occurs during a Blackout Period or a Filing Window, the stock option grants will not be effective until the close of trading on the first full business day after the disclosure of the relevant quarterly earnings release or other material non-public information, unless such day is within a Filing Window, in which case such grants will not be effective until the close of trading on the first full business day after the filing or furnishing of the applicable report with the SEC.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2025, we did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false